The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 73.9%
	AGGREGATE BOND — 16.1%
19,275	Eaton Vance Short Duration Income ETF	$985,531
48,753	Eaton Vance Total Return Bond ETF	2,479,821
38,985	JPMorgan International Bond Opportunities ETF	1,895,451
10,985	UVA Unconstrained Medium-Term Fixed Income ETF	239,143
30,494	Vanguard Intermediate-Term Bond ETF	2,358,406
		7,958,352
	BROAD MARKET — 2.3%
3,523	JPMorgan U.S. Momentum Factor ETF	226,494
4,098	Vanguard U.S. Momentum Factor ETF	706,987
3,591	Wisdomtree Trust-Wisdomtree U.S. Multifactor Fund	184,064
		1,117,545
	CONVERTIBLE — 6.8%
37,353	iShares Convertible Bond ETF	3,365,505
	CORPORATE — 13.1%
14,637	iShares High Yield Systematic Bond ETF	694,892
30,192	iShares Investment Grade Systematic Bond ETF	1,371,924
40,619	SPDR Portfolio Short Term Corporate Bond ETF	1,226,288
41,721	VanEck IG Floating Rate ETF	1,063,885
16,642	Vanguard Intermediate-Term Corporate Bond ETF	1,379,955
15,753	Xtrackers Short Duration High Yield Bond ETF	713,926
		6,450,870
	EMERGING MARKETS — 0.9%
9,778	Schwab Fundamental Emerging Markets Equity ETF	322,772
3,466	SPDR S&P Emerging Markets Dividend ETF	132,124
		454,896
	FIXED INCOME EMERGING MARKET — 2.0%
49,991	VanEck Emerging Markets High Yield Bond ETF	990,822
	GLOBAL — 1.7%
1,647	Affinity World Leaders Equity ETF	54,805
5,108	SPDR Global Dow ETF	769,454
		824,259
	GOVERNMENT — 8.1%
19,642	iShares 10-20 Year Treasury Bond ETF	1,995,627
20,757	iShares 7-10 Year Treasury Bond ETF	1,987,898
		3,983,525
	HIGH YIELD BOND — 1.6%
17,102	Pacer Pacific Asset Floating Rate High Income ETF	814,055

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 1.7%
6,590	Invesco Dorsey Wright Developed Markets Momentum ETF	$302,810
5,916	Invesco S&P International Developed Momentum ETF	303,136
2,083	iShares International Small-Cap Equity Factor ETF	80,758
5,365	iShares MSCI Intl Value Factor ETF	176,455
		863,159
	LARGE-CAP — 7.9%
7,949	Fidelity High Dividend ETF	413,507
2,875	Invesco S&P 100 Equal Weight ETF	316,164
408	iShares Russell Top 200 Growth ETF	100,576
1,600	Principal U.S. Mega-Cap ETF	100,096
5,095	Schwab Fundamental U.S. Large Co. ETF	125,031
14,952	Schwab U.S. Large-Cap Growth ETF	436,748
549	Vanguard Growth ETF	240,682
1,045	Vanguard Mega Cap ETF	235,041
1,583	Vanguard S&P 500 ETF	899,192
1,825	Vanguard Value ETF	322,551
3,920	WisdomTree U.S. LargeCap Fund	250,919
5,581	WisdomTree U.S. Value Fund	482,198
		3,922,705
	MID-CAP — 3.7%
9,046	Fidelity Small-Mid Multifactor ETF	375,138
3,407	iShares Russell Mid-Cap Growth ETF	472,483
3,086	Janus Henderson Small/Mid Cap Growth Alpha ETF	239,628
1,681	Vanguard Mid-Cap Growth ETF	478,059
3,060	VictoryShares U.S. Small Mid Cap Value Momentum ETF	256,764
		1,822,072
	MORTGAGE BACKED — 4.8%
48,260	iShares CMBS ETF	2,351,227
	OECD COUNTRIES — 0.3%
3,719	Fidelity Enhanced International ETF	123,694
	PRECIOUS METALS — 0.6%
4,778	abrdn Physical Silver Shares ETF*	164,411
2,157	iShares Gold Trust*	134,511
		298,922
	SMALL-CAP — 1.4%
2,731	Invesco S&P SmallCap Momentum ETF	185,763
2,534	JPMorgan Small & Mid Cap Enhanced Equity ETF	150,038
883	Vanguard Small-Cap ETF	209,253

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	SMALL-CAP (Continued)
541	Vanguard Small-Cap Growth ETF	$149,825
		694,879
	TECHNOLOGY — 0.5%
405	Vanguard Information Technology ETF	268,628
	THEMATIC — 0.4%
4,461	Global X U.S. Infrastructure Development ETF	194,410
	Total Exchange-Traded Funds
	(Cost $35,276,582)	36,499,525
	MUTUAL FUNDS — 25.5%
	AGGREGATE BOND — 6.4%
93,226	Allspring Core Plus Bond Fund - Class R6	1,049,719
117,420	Vanguard Core Bond Fund, Admiral Shares	2,119,423
		3,169,142
	AGGREGATE BOND SHORT — 2.0%
106,959	Victory Short-Term Bond Fund - Class R6	980,812
	BLEND BROAD MARKET — 0.9%
16,126	DFA U.S. Vector Equity Portfolio - Class Institutional	450,247
	BLEND LARGE CAP — 0.4%
4,993	DFA U.S. Large Co. Portfolio - Class Institutional	205,505
	EMERGING MARKET STOCK — 0.2%
1,112	New World Fund, Inc. - Class F-3	99,013
	EMERGING MARKETS BOND — 3.7%
75,869	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,808,715
	FOREIGN AGGREGATE BOND — 2.0%
89,352	Dodge & Cox Global Bond Fund - Class I	995,381
	FOREIGN BLEND — 2.5%
6,201	DFA International Small Co. Portfolio - Class Institutional	146,096
29,730	Dimensional Global Equity Portfolio - Class Institutional	1,088,432
		1,234,528
	FOREIGN GROWTH — 0.2%
5,975	Vanguard International Explorer Fund - Class Investor	118,298
	FOREIGN VALUE — 0.5%
4,270	DFA International Small Cap Value Portfolio - Class Institutional	117,767

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE (Continued)
4,266	DFA International Value Portfolio - Class Institutional	$106,310
		224,077
	GENERAL CORPORATE BOND — 1.6%
85,934	T Rowe Price Institutional Floating Rate Fund - Class Institutional	811,218
	GROWTH BROAD MARKET — 1.7%
12,204	New Perspective Fund - Class R-6	853,426
	GROWTH LARGE CAP — 1.3%
8,747	Nuveen Large Cap Growth Index Fund - Class R6	621,409
	HIGH YIELD BOND — 1.4%
70,549	American High-Income Trust - Class F-3	694,909
	VALUE MID CAP — 0.7%
9,866	DFA U.S. Targeted Value Portfolio - Class Institutional	329,139
	Total Mutual Funds
	(Cost $11,970,783)	12,595,819
	MONEY MARKET FUNDS — 0.5%
125,992	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.19%[1]	125,992
122,728	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.11%[1]	122,728
	Money Market Funds
	(Cost $248,720)	248,720
	TOTAL INVESTMENTS — 99.9%
	(Cost $47,496,085)	49,344,064
	Other Assets in Excess of Liabilities — 0.1%	34,541
	TOTAL NET ASSETS — 100.0%	$49,378,605

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2025.